Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance, beginning of period at Dec. 31, 2020			$ 1,364,000	$ (107,497,000)	$ (106,133,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		71,647			71,647
Exercise of options			54,000		$ 54,000
Net loss				(28,845,000)	(28,845,000)
Balance, end of period at Dec. 31, 2021		$ 0	6,738,000	(136,342,000)	$ (129,604,000)
Balances, end of period (in shares) at Dec. 31, 2021		264,978			264,977
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		33,747
Exercise of options			61,000		$ 61,000
Stock-based compensation			62,000		62,000
Net loss				(7,873,000)	(7,873,000)
Balance, end of period at Mar. 31, 2022		$ 0	6,861,000	(144,215,000)	(137,354,000)
Balances, end of period (in shares) at Mar. 31, 2022		298,725
Balance, beginning of period at Dec. 31, 2021		$ 0	6,738,000	(136,342,000)	$ (129,604,000)
Balances, beginning of period (in shares) at Dec. 31, 2021		264,978			264,977
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					$ (24,645,000)
Balance, end of period at Sep. 30, 2022		$ 0	7,062,000	(160,987,000)	(153,925,000)
Balances, end of period (in shares) at Sep. 30, 2022		320,245
Balance, beginning of period at Dec. 31, 2021		$ 0	6,738,000	(136,342,000)	$ (129,604,000)
Balances, beginning of period (in shares) at Dec. 31, 2021		264,978			264,977
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		82,879			82,879
Exercise of options			94,000		$ 94,000
Net loss				(47,187,000)	(47,187,000)
Ending balance (in shares) at Dec. 31, 2022	0
Balance, end of period at Dec. 31, 2022	$ 0	$ 0	10,028,000	(186,358,000)	$ (176,330,000)
Balances, end of period (in shares) at Dec. 31, 2022		347,926			347,926
Balance, beginning of period at Mar. 31, 2022		$ 0	6,861,000	(144,215,000)	$ (137,354,000)
Balances, beginning of period (in shares) at Mar. 31, 2022		298,725
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		9,393
Exercise of options			5,000		5,000
Stock-based compensation			70,000		70,000
Net loss				(8,679,000)	(8,679,000)
Balance, end of period at Jun. 30, 2022		$ 0	6,936,000	(152,894,000)	(145,958,000)
Balances, end of period (in shares) at Jun. 30, 2022		308,118
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		12,128
Exercise of options			7,000		7,000
Stock-based compensation			119,000		119,000
Net loss				(8,093,000)	(8,093,000)
Balance, end of period at Sep. 30, 2022		$ 0	7,062,000	(160,987,000)	(153,925,000)
Balances, end of period (in shares) at Sep. 30, 2022		320,245
Balance, beginning of period at Dec. 31, 2022	$ 0	$ 0	10,028,000	(186,358,000)	$ (176,330,000)
Balances, beginning of period (in shares) at Dec. 31, 2022		347,926			347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		95,842
Exercise of options			50,000		$ 50,000
Stock-based compensation			73,000		73,000
Deemed dividend			959,000	(959,000)
Net loss				(8,268,000)	(8,268,000)
Ending balance (in shares) at Mar. 31, 2023	0
Balance, end of period at Mar. 31, 2023	$ 0	$ 0	11,110,000	(195,585,000)	(184,475,000)
Balances, end of period (in shares) at Mar. 31, 2023		443,768
Beginning balance (in shares) at Dec. 31, 2022	0
Balance, beginning of period at Dec. 31, 2022	$ 0	$ 0	10,028,000	(186,358,000)	$ (176,330,000)
Balances, beginning of period (in shares) at Dec. 31, 2022		347,926			347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Assumption of preferred stock in connection with the Business Combination					$ 551,000
Net loss					$ (23,529,000)
Ending balance (in shares) at Sep. 30, 2023	4,015,002				4,015,002
Balance, end of period at Sep. 30, 2023	$ 1,000	$ 2,000	221,351,000	(212,867,000)	$ 8,487,000
Balances, end of period (in shares) at Sep. 30, 2023		26,316,681			26,316,681
Beginning balance (in shares) at Mar. 31, 2023	0
Balance, beginning of period at Mar. 31, 2023	$ 0	$ 0	11,110,000	(195,585,000)	$ (184,475,000)
Balances, beginning of period (in shares) at Mar. 31, 2023		443,768
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options		$ 4,592	16,000		16,000
Stock-based compensation			69,000		69,000
Deemed dividend			2,022,000	(2,022,000)
Net loss				(13,974,000)	(13,974,000)
Ending balance (in shares) at Jun. 30, 2023	0
Balance, end of period at Jun. 30, 2023	$ 0	$ 0	13,217,000	(211,581,000)	(198,364,000)
Balances, end of period (in shares) at Jun. 30, 2023		448,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options		$ 50,646	29,000		29,000
Stock-based compensation			259,000		259,000
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination (in shares)		21,500,867
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination		$ 2,000	204,234,000		204,236,000
Assumption of warrants to purchase common stock in connection with the Business Combination			(2,568,000)		(2,568,000)
Issuance of common stock upon closing the Business Combination, net of expenses			957,000		957,000
Issuance of common stock upon closing of the Business Combination (in shares)		4,316,808
Contingent earnout liability recognized upon closing of the Business Combination			(28,927,000)		(28,927,000)
Issuance of preferred stock with PIPE financing (in shares)	4,015,002
Assumption of preferred stock in connection with the Business Combination	$ 1,000		34,150,000		34,151,000
Net loss				(1,286,000)	$ (1,286,000)
Ending balance (in shares) at Sep. 30, 2023	4,015,002				4,015,002
Balance, end of period at Sep. 30, 2023	$ 1,000	$ 2,000	$ 221,351,000	$ (212,867,000)	$ 8,487,000
Balances, end of period (in shares) at Sep. 30, 2023		26,316,681			26,316,681